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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making an annual filing for two of its series, Evergreen Adjustable Rate Fund and Short Intermediate Bond Fund, for the year ended June 30, 2008. These two series have a June 30, fiscal year end.

Date of reporting period: June 30, 2008

Item 1 - Reports to Stockholders.

Evergreen Adjustable Rate Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
39	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Adjustable Rate Fund for the twelve-month period ended June 30, 2008 (the “period”).

Capital markets came under extreme pressure during the period. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the domestic fixed income market, widespread credit problems dragged down the prices of virtually all types of securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains of longer-maturity bonds. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed. In the domestic equity market, valuations fell for shares of companies of all sizes. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States.

During a volatile and challenging period in fixed income markets, the management teams of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each fund’s objective, pursuing current income while seeking to contain risks in a changing investment environment.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The nation’s real gross domestic product grew at an annual rate of 0.9% in the first quarter of 2008 before picking up to

1

LETTER TO SHAREHOLDERS continued

a 1.9% pace in the second quarter of 2008 with the help of the government’s fiscal and monetary stimulus. Benchmarks for corporate profits, employment and other key economic indicators, however, deteriorated. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. In the face of these influences, the economy’s positive growth was sustained by strength in exports and government spending, plus aggressive monetary and federal policies. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy over the period, cutting the key fed funds rate from 5.25% to 2.00% between August 2007 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

2

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

3

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:

Lisa Brown-Premo; Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

Average annual return*

1-year with sales charge	1.97%	1.54%	2.54%	N/A	N/A

1-year w/o sales charge	4.30%	3.53%	3.53%	4.57%	4.31%

5-year	2.47%	2.20%	2.20%	3.22%	2.97%

10-year	3.97%	3.60%	3.60%	4.43%	4.17%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares versus a similar investment in the Lehman 6-Month Treasury Bill Index (Lehman 6-Month T-Bill) and the Consumer Price Index (CPI).

The Lehman 6-Month T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2008, and subject to change.

5

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.30% for the twelve-month period ended June 30, 2008, excluding any applicable sales charges. During the same period, the Lehman 6-Month T-Bill returned 4.60%.

The fund’s objective is to seek a high level of current income consistent with low volatility of principal.

The period saw considerable turmoil in the capital markets as problems that started with subprime mortgage market spread across the credit sectors. Investors’ concerns led to a flight to quality in which U.S. Treasuries—the highest-quality sector—performed the best. All non-Treasury sectors underperformed on a total return basis as the yield differences—or spreads—between higher-quality sectors and lower-quality sectors widened. Starting in the third quarter of 2007, the U.S. Federal Reserve Board (the “Fed”) began responding to this instability in the markets and the fear that the economy was weakening. The nation’s central bank lowered the influential U.S. fed funds rate, between September 2007 and April 2008, from 5.25% to 2.00%. The Fed also initiated a number of policy changes to make more money available to financial institutions for lending. Despite these steps, volatility remained quite high through the end of the period, as investors still worried about the possibility of a significant weakening of the economy at a time when inflationary pressures appeared to be rising because of rapidly increasing prices of oil and other commodities.

Throughout the twelve-month period, the fund emphasized investments in a well-diversified portfolio of high-quality U.S. Government Agency adjustable-rate, mortgage-backed securities. The fund also maintained smaller allocations to fixed-rate mortgage-backed securities. The fund’s focus on mortgage-backed securities helped provide additional income over Treasuries. This was especially true for the allocation to some longer-duration adjustable-rate mortgages, whose resets were tied to benchmarks longer than 6-month Treasury bills. The high quality nature of the portfolio, which maintained an average credit quality of AAA, also helped during a period when higher-quality securities turned in the best results.

During a period in which Treasuries outperformed all other sectors, the fund’s emphasis on mortgage-backed securities detracted from results on a total return basis relative to the Treasury-lined benchmark. In addition, the exposure to fixed-rate securities also hurt relative performance at the end of the fiscal year as interest rates began to rise.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$1,013.63	$4.11
Class B	$1,000.00	$1,009.91	$7.85
Class C	$1,000.00	$1,009.91	$7.85
Class I	$1,000.00	$1,014.94	$2.86
Class IS	$1,000.00	$1,013.68	$4.06
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.79	$4.12
Class B	$1,000.00	$1,017.06	$7.87
Class C	$1,000.00	$1,017.06	$7.87
Class I	$1,000.00	$1,022.03	$2.87
Class IS	$1,000.00	$1,020.84	$4.07

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.82% for Class A, 1.57% for Class B, 1.57% for Class C, 0.57% for Class I and 0.81% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 366 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.21	$9.23	$9.34	$9.45	$9.63

Income from investment operations
Net investment income (loss)	0.44[1]	0.38	0.29[1]	0.20[1]	0.15[1]
Net realized and unrealized gains or losses on investments	(0.05)	0.02	(0.05)	0	(0.03)

Total from investment operations	0.39	0.40	0.24	0.20	0.12

Distributions to shareholders from
Net investment income	(0.45)	(0.42)	(0.31)	(0.31)	(0.30)
Tax basis return of capital	0	0	(0.04)[1]	0	0

Total distributions to shareholders	(0.45)	(0.42)	(0.35)	(0.31)	(0.30)

Net asset value, end of period	$9.15	$9.21	$9.23	$9.34	$9.45

Total return[2]	4.30%	4.42%	2.61%	2.14%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$270,482	$311,031	$486,223	$826,622	$1,301,464
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.94%	1.07%	0.91%	0.71%	0.70%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.98%	1.11%	0.93%	0.75%	0.71%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.69%	0.71%	0.73%	0.69%	0.70%
Interest and fee expense[3]	0.25%	0.36%	0.18%	0.02%	0.00%
Net investment income (loss)	4.74%	4.18%	3.13%	2.16%	1.62%
Portfolio turnover rate	39%	29%	16%	16%	32%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.21	$9.23	$9.34	$9.45	$9.63

Income from investment operations
Net investment income (loss)	0.37[1]	0.32[1]	0.23[1]	0.14[1]	0.09[1]
Net realized and unrealized gains or losses on investments	(0.05)	0.01	(0.06)	(0.01)	(0.04)

Total from investment operations	0.32	0.33	0.17	0.13	0.05

Distributions to shareholders from
Net investment income	(0.38)	(0.35)	(0.24)	(0.24)	(0.23)
Tax basis return of capital	0	0	(0.04)[1]	0	0

Total distributions to shareholders	(0.38)	(0.35)	(0.28)	(0.24)	(0.23)

Net asset value, end of period	$9.15	$9.21	$9.23	$9.34	$9.45

Total return[2]	3.53%	3.65%	1.90%	1.43%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$183,596	$274,387	$401,063	$563,993	$743,172
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.70%	1.81%	1.63%	1.45%	1.41%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.70%	1.81%	1.64%	1.45%	1.41%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.45%	1.45%	1.45%	1.43%	1.41%
Interest and fee expense[3]	0.25%	0.36%	0.18%	0.02%	0.00%
Net investment income (loss)	3.99%	3.45%	2.45%	1.44%	0.91%
Portfolio turnover rate	39%	29%	16%	16%	32%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.21	$9.23	$9.34	$9.45	$9.63

Income from investment operations
Net investment income (loss)	0.37[1]	0.32[1]	0.23[1]	0.13[1]	0.09[1]
Net realized and unrealized gains or losses on investments	(0.05)	0.01	(0.06)	0	(0.04)

Total from investment operations	0.32	0.33	0.17	0.13	0.05

Distributions to shareholders from
Net investment income	(0.38)	(0.35)	(0.24)	(0.24)	(0.23)
Tax basis return of capital	0	0	(0.04)[1]	0	0

Total distributions to shareholders	(0.38)	(0.35)	(0.28)	(0.24)	(0.23)

Net asset value, end of period	$9.15	$9.21	$9.23	$9.34	$9.45

Total return[2]	3.53%	3.65%	1.90%	1.43%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$395,703	$497,661	$736,772	$1,247,703	$1,966,006
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	1.70%	1.81%	1.62%	1.45%	1.41%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	1.70%	1.81%	1.63%	1.45%	1.41%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	1.45%	1.45%	1.44%	1.43%	1.41%
Interest and fee expense[3]	0.25%	0.36%	0.18%	0.02%	0.00%
Net investment income (loss)	3.99%	3.45%	2.43%	1.42%	0.91%
Portfolio turnover rate	39%	29%	16%	16%	32%

1	Per share amounts are based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.21	$9.23	$9.34	$9.45	$9.63

Income from investment operations
Net investment income (loss)	0.46	0.41	0.32[1]	0.23[1]	0.18[1]
Net realized and unrealized gains or losses on investments	(0.05)	0.02	(0.05)	0	(0.04)

Total from investment operations	0.41	0.43	0.27	0.23	0.14

Distributions to shareholders from
Net investment income	(0.47)	(0.45)	(0.34)	(0.34)	(0.32)
Tax basis return of capital	0	0	(0.04)[1]	0	0

Total distributions to shareholders	(0.47)	(0.45)	(0.38)	(0.34)	(0.32)

Net asset value, end of period	$9.15	$9.21	$9.23	$9.34	$9.45

Total return	4.57%	4.69%	2.92%	2.45%	1.53%

Ratios and supplemental data
Net assets, end of period (thousands)	$890,857	$1,361,685	$1,548,974	$1,950,844	$2,722,219
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.70%	0.80%	0.63%	0.45%	0.41%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.70%	0.80%	0.64%	0.45%	0.41%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.45%	0.44%	0.45%	0.43%	0.41%
Interest and fee expense[2]	0.25%	0.36%	0.18%	0.02%	0.00%
Net investment income (loss)	4.98%	4.47%	3.46%	2.43%	1.91%
Portfolio turnover rate	39%	29%	16%	16%	32%

1	Per share amounts are based on average shares outstanding during the period.
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS IS	2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.21	$9.23	$9.34	$9.45	$9.63

Income from investment operations
Net investment income (loss)	0.44[1]	0.38[1]	0.29[1]	0.20[1]	0.16[1]
Net realized and unrealized gains or losses on investments	(0.05)	0.02	(0.05)	0	(0.04)

Total from investment operations	0.39	0.40	0.24	0.20	0.12

Distributions to shareholders from
Net investment income	(0.45)	(0.42)	(0.31)	(0.31)	(0.30)
Tax basis return of capital	0	0	(0.04)[1]	0	0

Total distributions to shareholders	(0.45)	(0.42)	(0.35)	(0.31)	(0.30)

Net asset value, end of period	$9.15	$9.21	$9.23	$9.34	$9.45

Total return	4.31%	4.43%	2.66%	2.19%	1.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$110,786	$163,580	$305,389	$516,966	$762,534
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.95%	1.06%	0.86%	0.70%	0.66%
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.95%	1.06%	0.87%	0.70%	0.66%
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.70%	0.70%	0.68%	0.68%	0.66%
Interest and fee expense[2]	0.25%	0.36%	0.18%	0.02%	0.00%
Net investment income (loss)	4.73%	4.14%	3.15%	2.17%	1.66%
Portfolio turnover rate	39%	29%	16%	16%	32%

1	Per share amounts are based on average shares outstanding during the period.
2	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

June 30, 2008

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
FNMA, Ser. 1998-M5, Class D, 6.35%, 06/25/2020 (cost $810,548)	$802,495	$831,710

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 21.3%
FIXED-RATE 2.8%
FHLMC:
Ser. 2106, Class ZD, 6.00%, 12/15/2028	8,628,251	9,013,718
Ser. 2403, Class KE, 6.50%, 01/15/2032	5,782,519	6,076,007
Ser. R007, Class AC, 5.875%, 05/15/2016	1,107,791	1,133,115
FNMA:
Ser. 1989-74, Class J, 9.80%, 10/25/2019	143,600	162,151
Ser. 1989-96, Class H, 9.00%, 12/25/2019	67,091	74,321
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	107,061	116,327
Ser. 2001-50, Class BA, 7.00%, 10/25/2041	846,477	893,082
Ser. 2001-T8, Class A1, 7.50%, 07/25/2041	474,924	503,527
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	1,490,307	1,579,600
Ser. 2004-T3, Class 1A3, 7.00%, 02/25/2044	466,163	495,201
Ser. 2004-W1, Class 2A2, 7.00%, 12/25/2033	878,909	929,413
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	190,076	199,015
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	916,298	985,935
Ser. G93-1, Class K, 6.68%, 01/25/2023	2,258,945	2,376,177
Vendee Mtge. Trust, Ser. 1993-1, Class ZB, 7.25%, 02/15/2023	24,406,090	25,998,172

		50,535,761

FLOATING-RATE 18.5%
FAMC, Ser. 2000-A, Class A, 4.96%, 12/15/2039	7,272,654	7,860,648
FHLMC:
Ser. 020, Class F, 3.10%, 10/25/2023	1,013,857	1,013,370
Ser. 021, Class F, 3.00%, 10/25/2023	876,140	872,627
Ser. 031, Class FA, 2.90%, 04/25/2024	107,197	107,209
Ser. 1671, Class QA, 4.06%, 02/15/2024	590,190	576,173
Ser. 1686, Class FE, 4.21%, 02/15/2024	57,056	56,593
Ser. 1698, Class FC, 3.18%, 03/15/2009	770,398	770,133
Ser. 1730, Class FA, 3.26%, 05/15/2024	1,197,517	1,214,677
Ser. 2315, Class FW, 3.02%, 04/15/2027	680,877	683,982
Ser. 2322, Class FE, 2.92%, 08/15/2028	1,800,186	1,794,498
Ser. 2389, Class FI, 3.22%, 06/15/2031	1,878,461	1,901,117
Ser. 2391, Class EF, 2.97%, 06/15/2031	805,055	802,495
Ser. 2418, Class FO, 3.37%, 02/15/2032	4,359,195	4,462,003
Ser. 2425, Class FO, 3.37%, 03/15/2032	6,126,278	6,277,232
Ser. 2436, Class FA, 3.47%, 03/15/2032	1,001,135	1,021,248
Ser. 2454, Class SL, IO, 5.53%, 03/15/2032	1,986,065	234,963
Ser. 2460, Class FE, 3.47%, 06/15/2032	3,127,585	3,190,887
Ser. 2461, Class FI, 2.97%, 04/15/2028	1,022,233	1,017,654
Ser. 2464, Class FE, 3.47%, 03/15/2032	1,294,468	1,318,389
Ser. 2466, Class FV, 3.02%, 03/15/2032	1,455,744	1,451,319
Ser. 2470, Class FX, 3.47%, 05/15/2031	2,420,746	2,469,015

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2475, Class FD, 3.02%, 06/15/2031	$3,198,502	$3,208,676
Ser. 2481, Class FC, 3.47%, 05/15/2031	1,857,076	1,894,106
Ser. 2527, Class SX, IO, 5.08%, 02/15/2032	3,934,725	332,047
Ser. 3153, Class EM, IIFRN, 24.71%, 01/15/2034	908,028	1,060,050
Ser. 3190, Class SN, IIFRN, 54.32%, 03/15/2032	926,856	1,394,297
Ser. T-66, Class 2A1, 6.60%, 01/25/2036	32,595,587	33,857,036
Ser. T-67, Class 1A1C, 6.72%, 03/25/2036	128,804,205	134,525,688
Ser. T-67, Class 2A1C, 6.66%, 03/25/2036	53,953,472	56,617,155
FNMA:
Ser. 1992-039, Class FA, 3.87%, 03/25/2022	752,646	746,913
Ser. 1992-045, Class F, 3.87%, 04/25/2022	165,814	164,980
Ser. 1993-062, Class FA, 4.31%, 04/25/2023	1,235,391	1,230,771
Ser. 1993-113, Class FA, 3.55%, 07/25/2023	678,692	688,255
Ser. 1993-165, Class FE, 3.65%, 09/25/2023	2,374,997	2,430,097
Ser. 1993-170, Class FC, 3.96%, 09/25/2008	4,422	4,429
Ser. 1993-197, Class FB, 3.96%, 10/25/2008	12,228	12,237
Ser. 1993-229, Class FB, 4.06%, 12/25/2008	32,714	32,706
Ser. 1993-247, Class FO, 4.16%, 12/25/2023	361,774	356,133
Ser. 1994-14, Class F, 4.71%, 10/25/2023	1,444,132	1,590,336
Ser. 1994-33, Class FA, 4.11%, 03/25/2009	136,980	136,916
Ser. 1994-33, Class FD, 4.11%, 03/25/2009	66,741	66,710
Ser. 1994-55, Class F, 3.45%, 12/25/2023	143,203	142,985
Ser. 1994-80, Class F, 3.96%, 02/25/2009	9,114	9,093
Ser. 1998-T2, Class A5, 6.34%, 01/25/2032	4,036,195	4,031,925
Ser. 1999-51, Class FJ, 3.08%, 10/25/2029	1,991,988	2,006,475
Ser. 2001-38, Class FB, 2.98%, 08/25/2031	647,794	652,812
Ser. 2001-59, Class F, 3.08%, 11/25/2031	3,940,150	3,944,524
Ser. 2001-62, Class FK, 2.98%, 07/25/2028	164,396	164,355
Ser. 2001-63, Class FD, 3.08%, 12/18/2031	1,153,541	1,154,579
Ser. 2001-71, Class FS, 3.08%, 11/25/2031	1,534,979	1,535,869
Ser. 2001-81, Class F, 3.03%, 01/25/2032	776,343	775,504
Ser. 2001-81, Class FC, 3.13%, 01/18/2032	1,002,716	1,005,965
Ser. 2001-81, Class FL, 3.13%, 01/18/2032	2,236,374	2,243,463
Ser. 2002-05, Class FD, 3.38%, 02/25/2032	1,389,560	1,409,722
Ser. 2002-20, Class FK, 3.08%, 04/25/2032	3,954,540	3,983,785
Ser. 2002-37, Class F, 3.28%, 11/25/2031	3,191,463	3,254,141
Ser. 2002-53, Class FG, 3.58%, 07/25/2032	2,819,365	2,884,154
Ser. 2002-64, Class FJ, 3.48%, 04/25/2032	4,333,113	4,450,209
Ser. 2002-77, Class TF, 3.48%, 12/18/2032	5,857,291	6,014,845
Ser. 2002-82, Class FC, 3.48%, 09/25/2032	3,125,521	3,195,814
Ser. 2002-92, Class FB, 3.13%, 04/25/2030	1,754,308	1,759,974
Ser. 2003-011, Class FE, 2.98%, 12/25/2033	1,150,385	1,129,398
Ser. 2003-119, Class FE, 3.48%, 06/25/2027	11,109,966	11,253,728

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. G92-06, Class F, 3.66%, 08/25/2021	$125,087	$124,547
Ser. G92-20, Class FB, 3.87%, 04/25/2022	814,580	822,522
Ser. G93-19, Class FD, 3.55%, 04/25/2023	2,103,236	2,129,232
GNMA:
Ser. 2002-57, Class SL, IIFRN, 35.20%, 08/16/2032	1,006,992	1,776,252
Ser. 2002-66, Class DS, STRIPS, IIFRN, 76.18%, 07/16/2031	279,474	783,856
Ser. 2003-1, Class SW, IO, 0.60%, 06/16/2031	26,682,471	327,986
Ser. 2004-41, Class SE, IO, 4.72%, 05/20/2030	7,783,131	481,401

		342,894,885

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $390,998,010)		393,430,646

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 67.3%
FIXED-RATE 7.7%
FHLMC:
6.50%, 04/01/2018-09/01/2032	9,104,078	9,532,074
7.00%, 11/01/2012-09/01/2035	6,441,138	6,792,653
7.50%, 01/01/2016-12/01/2033	6,576,019	7,116,701
8.50%, 05/01/2020-03/01/2023	534,508	591,127
9.75%, 03/01/2016	2,754	2,817
30 year:
5.50%, TBA #	15,500,000	15,269,918
6.00%, TBA #	24,500,000	24,672,259
FNMA:
6.50%, 05/01/2017-09/01/2032	7,238,426	7,612,468
7.00%, 11/01/2014-11/01/2033	5,842,690	6,171,252
7.06%, 11/01/2024-01/01/2027	482,542	507,312
7.50%, 02/01/2016-01/01/2036	14,585,837	15,669,311
8.00%, 12/01/2026-05/01/2033	1,018,117	1,105,653
8.50%, 04/01/2026-06/01/2030	472,581	517,108
8.81%, 02/01/2032	198,698	218,589
9.00%, 05/01/2021-09/01/2030	341,572	376,175
9.50%, 08/01/2021-12/01/2024	297,387	330,241
10.00%, 01/01/2021	151,399	169,631
10.50%, 04/01/2019-11/01/2019	60,450	64,634
10.75%, 10/01/2012	1,170	1,193
11.00%, 01/01/2016-01/01/2018	28,215	31,803
12.50%, 07/15/2015	86,614	96,942
30 year, 6.00%,TBA #	31,265,000	31,455,529
GNMA:
5.50%, 01/20/2019	236,957	239,286
6.45%, 04/20/2025-09/20/2025	340,315	352,787
6.50%, 06/20/2034-08/20/2034	8,349,507	8,632,283
6.75%, 02/15/2029	159,390	168,358

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
7.00%, 07/20/2034	$279,516	$296,307
7.25%, 07/15/2017-05/15/2018	950,896	1,018,178
7.50%, 02/20/2023-11/20/2023	27,440	29,428
7.89%, 10/20/2022	1,134,808	1,228,430
8.375%, 10/15/2020	1,496,202	1,659,887
9.00%, 05/15/2016-02/20/2025	394,273	430,382

		142,360,716

FLOATING-RATE 59.6%
FHLB:
5.03%, 08/01/2035	867,450	868,895
5.18%, 05/01/2032	497,809	499,973
5.28%, 03/01/2032	672,573	690,901
5.30%, 05/01/2033	717,334	719,750
5.68%, 06/01/2032	292,616	296,967
5.89%, 05/01/2037	8,121,404	8,201,365
6.50%, 12/01/2031	228,251	230,529
7.36%, 10/01/2032	2,032,037	2,046,500
FHLMC:
3.42%, 06/15/2031	5,344,330	5,428,247
4.53%, 06/01/2016-06/01/2029	2,291,060	2,293,866
4.54%, 09/01/2018	19,001	19,011
4.72%, 05/01/2017	1,415	1,417
4.76%, 06/01/2030	6,248,944	6,294,168
4.79%, 01/01/2020-05/01/2027	308,837	311,613
4.81%, 09/01/2016-03/01/2019	371,157	372,943
4.95%, 01/01/2020	61,332	61,483
4.98%, 06/01/2017	27,567	27,884
5.01%, 05/01/2029	501,788	503,154
5.06%, 08/01/2018	12,249	12,296
5.10%, 05/01/2032	102,191	104,920
5.11%, 05/01/2022	13,153	13,063
5.12%, 05/01/2033-12/01/2035	3,191,445	3,243,832
5.125%, 05/01/2019	14,834	14,899
5.13%, 05/01/2032	674,567	692,706
5.21%, 01/01/2026	54,538	54,797
5.22%, 01/01/2030-07/01/2030	375,197	377,851
5.25%, 12/01/2017-07/01/2028	1,380,860	1,389,518
5.28%, 04/01/2032	310,742	317,360
5.29%, 07/01/2029	64,865	65,619
5.30%, 10/01/2030-12/01/2031	166,111	169,952
5.32%, 11/01/2030	29,417	29,621
5.36%, 12/01/2017	443	446

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.43%, 06/01/2022-05/01/2024	$121,112	$124,477
5.44%, 01/01/2018-01/01/2022	131,481	133,733
5.47%, 05/01/2033	1,594,386	1,610,984
5.51%, 03/01/2033	243,956	244,696
5.53%, 03/01/2018	72,818	73,424
5.55%, 07/01/2029	198,581	204,960
5.58%, 06/01/2032	268,436	275,474
5.61%, 06/01/2019-10/01/2037	3,189,085	3,271,951
5.62%, 07/01/2030	77,619	78,370
5.625%, 07/01/2024	22,976	23,021
5.63%, 02/01/2032-06/01/2033	4,379,786	4,472,335
5.66%, 02/01/2018	41,509	41,888
5.67%, 03/01/2018	80,298	81,321
5.68%, 07/01/2026	458,924	472,729
5.69%, 03/01/2032	35,555	36,411
5.71%, 08/01/2018	9,081	9,176
5.75%, 09/01/2016-01/01/2017	402,982	407,504
5.76%, 07/01/2019	3,836	3,930
5.77%, 06/01/2020-08/01/2029	665,759	671,515
5.78%, 06/01/2030	488,059	499,352
5.79%, 10/01/2018	64,837	66,098
5.80%, 07/01/2019	44,286	44,638
5.82%, 08/01/2031	622,073	629,069
5.84%, 09/01/2026	1,634,421	1,653,332
5.85%, 10/01/2025-02/01/2027	312,821	321,658
5.86%, 02/01/2033	1,560,162	1,577,230
5.875%, 10/01/2019-11/01/2033	1,863,852	1,916,662
5.90%, 11/01/2018	37,418	38,077
5.91%, 10/01/2029	328,571	335,733
5.92%, 10/01/2018-10/01/2032	2,351,563	2,395,316
5.93%, 12/01/2032	14,106,438	14,461,215
5.97%, 06/01/2029	1,312,186	1,339,448
5.98%, 06/01/2030	284,233	293,551
6.00%, 07/01/2018	171	172
6.01%, 11/01/2036	10,448,319	10,644,638
6.03%, 07/01/2017-04/01/2030	446,239	453,372
6.04%, 06/01/2019-12/01/2029	1,014,552	1,034,281
6.05%, 12/01/2018	120,801	122,063
6.08%, 10/01/2032	12,910,548	13,265,600
6.09%, 11/01/2020-05/01/2025	159,442	162,441
6.10%, 08/01/2018	7,730	7,796
6.11%, 02/01/2018	5,090	5,187
6.125%, 10/01/2023	100,173	100,831

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.14%, 07/01/2031	$2,486,131	$2,538,166
6.15%, 01/01/2024-10/01/2030	345,300	353,127
6.16%, 08/01/2033	1,307,863	1,320,811
6.18%, 08/01/2030-05/01/2037	4,549,056	4,674,248
6.19%, 12/01/2018-06/01/2030	1,189,550	1,221,325
6.21%, 06/01/2030	395,611	409,295
6.23%, 02/01/2030	6,067	6,206
6.25%, 11/01/2022	20,256	20,753
6.27%, 05/01/2020-08/01/2029	442,223	456,620
6.28%, 12/01/2018	91,727	92,693
6.29%, 04/01/2018-10/01/2033	295,521	298,342
6.30%, 01/01/2029-02/01/2030	387,337	398,438
6.31%, 08/01/2018	47,024	47,563
6.32%, 02/01/2029-02/01/2032	766,872	786,817
6.33%, 07/01/2018-05/01/2031	1,115,261	1,148,802
6.34%, 04/01/2025	3,143,592	3,222,768
6.35%, 02/01/2023-10/01/2032	3,451,697	3,560,187
6.36%, 05/01/2020-10/01/2031	1,617,213	1,666,139
6.37%, 07/01/2028-09/01/2032	11,544,062	11,893,750
6.375%, 06/01/2018	42,018	42,565
6.42%, 08/01/2027	3,924,645	4,016,089
6.43%, 09/01/2030-05/01/2032	1,465,597	1,526,141
6.45%, 05/01/2023-09/01/2031	1,332,921	1,366,289
6.46%, 01/01/2023	132,554	130,730
6.47%, 12/01/2027	2,484,722	2,568,408
6.49%, 01/01/2019-05/01/2025	628,627	645,733
6.50%, 12/01/2017-08/01/2019	179,646	184,304
6.51%, 03/01/2025-03/01/2030	37,756,015	38,952,410
6.52%, 08/01/2025-10/01/2033	8,434,406	8,706,108
6.53%, 10/01/2023-10/01/2024	1,043,576	1,070,698
6.54%, 02/01/2027	2,731,039	2,815,674
6.55%, 06/01/2026	3,571,607	3,633,857
6.56%, 03/01/2031	5,721,893	5,925,593
6.59%, 10/01/2030-06/01/2031	13,240,381	13,677,097
6.60%, 03/01/2030-04/01/2032	1,155,609	1,200,589
6.61%, 01/01/2031	1,643,457	1,703,739
6.62%, 06/01/2024-02/01/2026	877,509	903,434
6.64%, 06/01/2021	356,570	365,060
6.65%, 10/01/2033	876,941	886,377
6.66%, 05/01/2028-11/01/2029	1,837,658	1,897,175
6.67%, 11/01/2024-05/01/2028	6,839,787	7,089,015
6.68%, 04/01/2020-08/01/2029	2,709,029	2,778,731
6.69%, 08/01/2030-07/01/2031	19,703,733	20,388,262

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.72%, 12/01/2032	$63,266	$64,058
6.74%, 12/01/2030	3,289,439	3,423,227
6.75%, 09/01/2015-09/01/2031	432,472	447,394
6.76%, 06/01/2020-11/01/2023	289,974	299,237
6.78%, 04/01/2024	2,431	2,508
6.79%, 05/01/2027-01/01/2030	1,875,025	1,941,935
6.81%, 07/01/2024	79,094	80,358
6.83%, 09/01/2030	226,778	237,153
6.84%, 07/01/2031-12/01/2033	4,783,321	4,926,590
6.86%, 02/01/2021-11/01/2029	566,347	589,007
6.88%, 12/01/2031	670,426	693,381
6.92%, 01/01/2017	8,499	8,819
6.93%, 06/01/2028-07/01/2028	1,228,116	1,268,392
6.94%, 05/01/2031	4,555,724	4,764,467
6.95%, 06/01/2030-10/01/2032	1,690,491	1,748,647
6.96%, 01/01/2028-11/01/2031	1,537,088	1,592,387
6.97%, 04/01/2020-05/01/2026	388,217	400,259
7.00%, 01/01/2031-07/01/2031	2,286,038	2,401,121
7.03%, 11/01/2026	959,990	992,697
7.04%, 11/01/2027-05/01/2031	3,777,032	3,919,615
7.07%, 07/01/2027	1,834,677	1,873,720
7.10%, 08/01/2032-10/01/2033	3,565,297	3,659,730
7.11%, 06/01/2022-09/01/2032	2,110,574	2,156,290
7.16%, 06/01/2030-08/01/2032	1,930,670	1,981,522
7.17%, 05/01/2019	17,657	18,216
7.18%, 07/01/2031	1,137	1,148
7.19%, 07/01/2032	1,750,173	1,766,852
7.20%, 02/01/2031	455,961	479,977
7.21%, 06/01/2032	62,276	63,989
7.22%, 08/01/2027	101,220	105,986
7.29%, 02/01/2024	57,429	59,199
7.32%, 10/01/2029	560,280	571,006
7.35%, 01/01/2027	38,538	39,850
7.37%, 06/01/2025	173,839	180,059
7.43%, 11/01/2031	34,817	35,939
7.49%, 04/01/2023	478,274	498,844
7.67%, 08/01/2029	377,574	397,555
FNMA:
3.42%, 04/01/2034	191,925	191,835
3.91%, 04/01/2033	2,023,874	2,046,383
4.14%, 04/01/2033	2,395,701	2,406,948
4.22%, 05/01/2029	577,443	595,673
4.24%, 07/01/2028	676	690

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.36%, 05/01/2017-04/01/2018	$6,174,469	$6,180,450
4.37%, 04/01/2042	7,832,292	7,869,730
4.38%, 03/01/2018	3,438,373	3,455,237
4.40%, 10/01/2017-06/01/2020	1,444,097	1,448,647
4.46%, 01/01/2038	2,801,093	2,932,632
4.50%, 07/01/2020-03/01/2030	4,677,985	4,734,120
4.52%, 01/01/2035	3,327,100	3,340,508
4.53%, 08/01/2017-11/01/2023	911,357	912,602
4.58%, 09/01/2018	33,995	34,621
4.625%, 01/01/2019	389,576	394,659
4.65%, 03/01/2014	2,083	2,084
4.66%, 03/01/2035	41,737,363	42,072,514
4.67%, 04/01/2019	25,463	25,527
4.72%, 01/01/2036	1,025,637	1,057,504
4.73%, 02/01/2019-11/01/2024	956,995	961,961
4.75%, 06/01/2017-10/01/2034	2,213,931	2,219,747
4.76%, 01/01/2018	2,811,311	2,857,135
4.80%, 04/01/2021-04/01/2030	313,753	314,377
4.81%, 10/01/2016-11/01/2020	7,881,930	7,976,605
4.85%, 12/01/2017	248,980	247,541
4.87%, 05/01/2018	1,496,481	1,529,853
4.93%, 12/01/2030	417,122	417,723
4.94%, 03/01/2033-01/01/2036	2,719,064	2,767,843
4.95%, 01/01/2019	1,941,922	1,966,207
4.96%, 05/01/2022-06/01/2032	462,376	466,676
4.98%, 03/01/2017	29,326	29,715
4.99%, 05/01/2032	813,158	826,697
5.00%, 03/01/2023	30,361	30,943
5.02%, 07/01/2035	6,258,945	6,456,039
5.03%, 04/01/2018	1,356,004	1,366,291
5.04%, 04/01/2028	61,352	62,930
5.06%, 06/01/2017	76,736	76,494
5.10%, 07/01/2030-09/01/2032	419,603	431,592
5.12%, 12/01/2031-08/01/2033	2,249,409	2,263,991
5.125%, 06/01/2027	15,440	15,828
5.13%, 06/01/2034	1,281,118	1,304,050
5.15%, 07/01/2032	13,375,688	13,571,221
5.20%, 03/01/2028	301,783	309,415
5.21%, 08/01/2032	248,519	255,052
5.22%, 08/01/2035	27,280,926	28,022,148
5.24%, 12/01/2025	34,222	35,083
5.25%, 09/01/2015-12/01/2028	755,635	777,150
5.26%, 06/01/2016	483,736	496,782

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.27%, 12/01/2016-11/01/2032	$806,768	$824,404
5.28%, 01/01/2021-01/01/2029	2,032,271	2,088,381
5.29%, 08/01/2018-03/01/2032	396,013	406,828
5.30%, 07/01/2015	19,521	20,017
5.32%, 05/01/2017-06/01/2031	422,682	437,855
5.33%, 03/01/2033	174,689	173,041
5.35%, 01/01/2021-12/01/2036	676,778	691,758
5.36%, 01/01/2031	2,009,959	2,022,682
5.375%, 05/01/2016-04/01/2027	117,750	118,783
5.38%, 09/01/2030	600,578	616,229
5.39%, 11/01/2022	662,247	680,909
5.40%, 07/01/2020	46,411	46,904
5.41%, 07/01/2021	793,277	815,052
5.43%, 11/01/2014	20,376	20,575
5.44%, 06/01/2021	230,160	229,799
5.45%, 08/01/2025-04/01/2033	2,118,412	2,160,169
5.47%, 06/01/2032-02/01/2035	9,248,174	9,365,957
5.49%, 01/01/2019-01/01/2032	457,981	464,710
5.50%, 05/01/2017-08/01/2033	180,246	180,238
5.51%, 04/01/2018-02/24/2035	1,831,566	1,859,570
5.52%, 07/01/2026-01/01/2036	111,174,725	114,146,280
5.53%, 08/01/2034-12/01/2035	59,382,803	60,894,145
5.54%, 03/01/2018-05/01/2018	60,166	60,739
5.55%, 05/01/2022-05/01/2034	2,131,761	2,192,682
5.56%, 09/01/2033	511,200	515,798
5.57%, 11/01/2029-02/01/2035	5,983,054	6,063,594
5.58%, 04/01/2020	64,220	65,610
5.59%, 02/01/2027-09/01/2034	55,738,814	56,854,919
5.61%, 04/01/2035	5,246,107	5,278,546
5.62%, 09/01/2019	26,041	27,104
5.625%, 01/01/2017-07/01/2017	153,617	153,783
5.63%, 05/01/2019-02/01/2033	2,261,104	2,308,419
5.65%, 07/01/2018-09/01/2031	2,272,908	2,324,844
5.66%, 06/01/2032-09/26/2035	3,551,263	3,663,972
5.69%, 06/01/2019-05/01/2028	1,720,505	1,773,744
5.70%, 12/01/2020-09/01/2032	371,679	369,649
5.71%, 06/01/2018-06/01/2033	466,648	483,477
5.72%, 04/01/2026-07/01/2029	307,978	314,537
5.73%, 01/01/2017-12/01/2030	4,881,081	5,017,907
5.74%, 07/01/2018	10,867	11,015
5.75%, 09/01/2016-09/26/2035	8,196,318	8,481,316
5.76%, 10/01/2018-09/01/2033	4,423,456	4,551,575
5.77%, 02/01/2029-06/01/2033	2,435,116	2,474,198

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.78%, 05/01/2017-01/01/2029	$577,135	$586,953
5.79%, 01/01/2018-06/01/2028	110,786	111,681
5.80%, 02/01/2018-12/01/2022	62,002	62,710
5.81%, 11/01/2017	408,684	410,190
5.82%, 06/01/2023-01/01/2033	1,170,317	1,185,820
5.83%, 02/01/2033-08/01/2036	18,759,346	19,421,204
5.84%, 09/01/2021-09/01/2034	12,447,114	12,789,754
5.85%, 03/01/2014-10/01/2036	6,440,217	6,531,202
5.86%, 02/01/2034	881,100	903,375
5.87%, 12/01/2024-05/01/2032	1,487,475	1,508,830
5.875%, 02/01/2017	34,171	34,724
5.88%, 05/01/2028	249,823	251,482
5.89%, 09/01/2018-06/01/2030	777,672	795,095
5.90%, 06/01/2024-11/01/2033	3,670,323	3,761,431
5.92%, 07/01/2025-07/01/2028	303,386	305,907
5.93%, 07/01/2019	9,302	9,483
5.95%, 06/01/2022	62,964	63,440
6.00%, 06/01/2018-01/01/2023	197,593	202,226
6.01%, 10/01/2024-08/01/2031	727,576	739,564
6.02%, 03/01/2026-08/01/2040	5,121,919	5,307,414
6.03%, 03/01/2027-02/01/2037	1,416,306	1,455,318
6.04%, 05/01/2019-05/01/2028	1,383,346	1,401,551
6.06%, 04/01/2018-02/01/2035	3,955,487	4,078,707
6.07%, 12/01/2028	249,238	256,952
6.08%, 01/01/2023-04/01/2034	31,889,066	32,737,667
6.09%, 01/01/2027	489,613	503,117
6.10%, 07/01/2032	259,123	266,819
6.11%, 07/01/2025	1,133	1,156
6.12%, 01/01/2019-08/01/2032	773,710	785,182
6.125%, 01/01/2022	20,888	21,137
6.13%, 10/01/2032-02/01/2035	20,254,937	20,774,470
6.14%, 12/01/2021-01/01/2033	1,658,498	1,705,008
6.15%, 05/01/2032-12/01/2032	16,918,960	17,429,903
6.16%, 10/01/2017-08/01/2032	8,654,719	8,901,087
6.17%, 03/01/2030-06/01/2033	864,448	874,516
6.18%, 09/01/2032-11/01/2039	18,560,047	19,124,377
6.19%, 06/01/2019-02/01/2029	4,940,481	5,088,551
6.20%, 03/01/2030	420,071	438,877
6.21%, 12/01/2023-12/01/2033	4,783,662	4,910,894
6.22%, 05/01/2028-04/01/2040	1,570,589	1,611,318
6.23%, 11/01/2032	684,549	696,111
6.24%, 10/01/2024-08/01/2031	1,448,066	1,478,063
6.25%, 01/01/2018-04/01/2034	12,739,709	13,111,412

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.26%, 11/01/2017-12/01/2029	$115,981	$119,789
6.27%, 09/01/2023-09/01/2032	1,297,714	1,339,384
6.28%, 02/01/2017-12/01/2039	703,631	717,016
6.29%, 10/01/2029	911,832	946,162
6.30%, 09/01/2028	30,708	31,220
6.32%, 06/01/2032-11/01/2032	1,350,158	1,388,181
6.33%, 06/01/2019-02/01/2029	3,112,640	3,222,197
6.34%, 03/01/2015-06/01/2027	98,648	99,756
6.35%, 10/01/2024	1,068,213	1,090,568
6.36%, 04/01/2032	228,901	234,365
6.37%, 09/01/2017-07/01/2033	842,748	863,556
6.375%, 07/01/2017-01/01/2027	64,303	66,094
6.39%, 10/01/2029	424,337	439,494
6.40%, 10/01/2024	75,980	78,037
6.41%, 10/01/2029	1,067,111	1,102,070
6.42%, 07/01/2017-01/01/2032	1,321,137	1,362,170
6.43%, 12/01/2024-01/01/2025	152,248	156,655
6.45%, 10/01/2009-07/01/2020	761,179	778,432
6.46%, 04/01/2034	2,091,710	2,177,135
6.47%, 08/01/2031-12/01/2032	2,058,563	2,138,942
6.48%, 11/01/2017-07/01/2032	984,301	1,004,022
6.49%, 05/01/2018-07/01/2028	2,607,060	2,690,401
6.53%, 09/01/2031	1,041,484	1,047,593
6.55%, 03/01/2033	272,985	277,839
6.57%, 06/01/2032-09/01/2033	1,680,023	1,732,750
6.58%, 06/01/2024-03/01/2032	657,135	681,089
6.59%, 04/01/2024-04/01/2033	1,999,021	2,064,229
6.60%, 09/01/2026-08/01/2028	553,277	570,232
6.61%, 10/01/2031	935,417	966,810
6.63%, 09/01/2017-08/01/2030	335,834	351,707
6.64%, 11/01/2024	229,318	237,681
6.66%, 06/01/2032	696,121	720,520
6.68%, 07/01/2019	172,988	176,826
6.69%, 07/01/2027	576,983	596,767
6.71%, 04/01/2019	5,106	5,194
6.72%, 03/01/2023-10/01/2025	29,349	30,643
6.73%, 06/01/2022	7,490	7,839
6.74%, 02/01/2030	515,538	534,350
6.75%, 11/01/2026-01/01/2033	1,857,722	1,904,309
6.78%, 07/01/2025	73,246	74,275
6.79%, 04/01/2033	2,766,043	2,854,529
6.83%, 02/01/2029	6,121,223	6,507,901
6.84%, 11/01/2031	147,040	153,752

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.85%, 05/01/2017-09/01/2033	$670,265	$688,867
6.86%, 06/01/2019-01/01/2026	53,395	55,862
6.90%, 07/01/2027-01/01/2028	916,820	947,700
6.91%, 04/01/2030	154,148	158,858
6.93%, 01/01/2033	250,586	259,662
6.94%, 05/01/2025	1,915	2,013
6.95%, 04/01/2024-04/01/2034	6,894,478	7,151,849
6.96%, 10/01/2017	753,346	851,582
6.99%, 12/01/2030	140,059	142,122
7.00%, 02/01/2020	36,778	37,630
7.01%, 06/01/2040	2,298,519	2,463,989
7.03%, 10/01/2025	236,614	243,291
7.05%, 08/01/2031	103,809	108,254
7.125%, 08/01/2027	6,576	6,762
7.17%, 01/01/2033-07/01/2039	6,077,444	6,370,571
7.21%, 09/01/2032	3,226,110	3,480,682
7.22%, 10/01/2028-09/01/2032	971,347	1,007,150
7.23%, 10/01/2018	427	463
7.25%, 10/01/2021-09/01/2024	44,385	46,473
7.27%, 11/01/2024-12/01/2050	991,518	1,035,813
7.29%, 11/01/2019	1,210	1,318
7.31%, 04/01/2040	6,502,991	6,845,698
7.35%, 10/01/2025-09/01/2030	66,608	69,896
7.39%, 10/01/2032	50,001	51,835
7.40%, 04/01/2024	982,716	1,018,693
7.41%, 09/01/2033	221,662	226,860
7.42%, 12/01/2032	895,565	931,504
7.45%, 03/01/2015-11/01/2031	97,444	101,232
7.48%, 09/01/2033	113,676	119,276
7.50%, 07/01/2010	871,808	927,403
7.53%, 09/01/2033	183,025	187,778
7.54%, 04/01/2032	126,677	133,370
7.55%, 10/01/2025	29,134	30,358
7.60%, 01/01/2031	105,064	110,435
7.625%, 03/01/2024	6,462	6,868
7.75%, 02/01/2024-01/01/2026	6,129	6,545
7.95%, 03/01/2032	50,731	52,722
7.96%, 06/01/2024-06/01/2032	608,302	641,608
8.06%, 12/01/2031	198,845	205,753
8.21%, 05/01/2033	60,841	63,000
8.23%, 04/01/2032-09/01/2033	419,076	436,967
8.29%, 02/01/2033	116,275	120,098
8.375%, 12/01/2024	3,958	4,299

See Notes to Financial Statements

24

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
8.70%, 03/01/2032	$86,713	$90,187
9.10%, 10/01/2024	8,036	8,808
GNMA:
5.00%, 01/20/2030-12/20/2032	455,430	460,486
5.125%, 08/20/2017-12/20/2032	36,597,149	36,976,255
5.375%, 02/20/2016-01/20/2028	13,577,930	13,838,662
5.50%, 10/20/2015-03/20/2033	1,698,938	1,724,498
5.625%, 08/20/2015-09/20/2027	7,644,801	7,765,618
5.875%, 01/20/2022	10,149	10,296
6.125%, 07/20/2022	18,593	18,810
6.375%, 04/20/2016-05/20/2027	9,018,006	9,212,913
6.50%, 04/20/2016-04/20/2033	2,407,809	2,447,839

		1,104,338,274

Total Agency Mortgage-Backed Pass Through Securities (cost $1,248,110,298)		1,246,698,990

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 12.5%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032 ##	9,893,573	10,989,386
Ser. T-54, Class 3A, 7.00%, 02/25/2043 ##	34,388,998	36,441,069
Ser. T-54, Class 4A, FRN, 5.99%, 02/25/2043	4,236,775	4,209,269
Ser. T-55, Class 1A1, 6.50%, 03/25/2043	234,481	242,116
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	11,749,550	12,282,421
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	859,598	908,387
Ser. 2001-T12, Class A4, FRN, 6.02%, 08/25/2041	16,573,168	16,759,322
Ser. 2001-W03, Class A, 7.00%, 09/25/2041	1,475,548	1,543,863
Ser. 2002-66, Class A3, FRN, 5.97%, 04/25/2042	21,191,985	21,658,209
Ser. 2002-D12, Class A5, 5.93%, 10/25/2041	4,267,678	4,150,736
Ser. 2002-W04, Class A6, FRN, 6.02%, 02/25/2027	6,249,413	6,373,964
Ser. 2003-07, Class A2, FRN, 5.73%, 05/25/2042	3,016,195	3,094,616
Ser. 2003-63, Class A8, FRN, 5.72%, 01/25/2043	4,000,032	4,086,632
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	30,560,727	31,244,981
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042 ##	9,237,404	9,676,947
Ser. 2003-W04, Class 5A, FRN, 6.24%, 10/25/2042	3,060,802	3,128,051
Ser. 2003-W08, Class 4A, FRN, 6.02%, 11/25/2042	1,420,196	1,413,281
Ser. 2003-W10, Class 2A, FRN, 6.12%, 06/25/2043	5,892,241	6,121,803
Ser. 2003-W18, Class 2A, FRN, 5.95%, 06/25/2033	33,278,014	34,027,814
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	796,873	853,348
Ser. 2004-T03, Class 2A, FRN, 6.09%, 08/25/2043	5,157,834	5,227,613
Ser. 2004-W12, Class 2A, FRN, 5.88%, 06/25/2044	15,886,808	16,050,918
Ser. 2005-W4, Class 3A, FRN, 6.11%, 06/25/2035	869,172	861,984

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $233,481,732)		231,346,730

See Notes to Financial Statements

25

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

YANKEE OBLIGATIONS – GOVERNMENT 0.3%
Instituto Nacional de Habitação U.S. Aid Agcy., FRN, 2.79%, 12/01/2016 (cost $5,312,500)	$5,312,500	$5,352,981

	Shares	Value

SHORT-TERM INVESTMENTS 0.9%
MUTUAL FUND SHARES 0.9%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ## (cost $16,642,721)	16,642,721	16,642,721

Total Investments (cost $1,895,355,809) 102.3%		1,894,303,778
Other Assets and Liabilities (2.3%)		(42,879,957)

Net Assets 100.0%		$1,851,423,821

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IIFRN	Indexed Inverse Floating Rate Note
IO	Interest Only
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2008 (unaudited):

AAA	100%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of June 30, 2008 (unaudited):

Less than 1 year	2.8%
1 to 3 year(s)	17.2%
3 to 5 years	44.5%
5 to 10 years	35.5%

100.0%

See Notes to Financial Statements

26

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008

Assets
Investments in securities, at value (cost $1,878,713,088)	$1,877,661,057
Investments in affiliated money market fund, at value (cost $16,642,721)	16,642,721

Total investments	1,894,303,778
Receivable for securities sold	74,804,625
Principal paydown receivable	6,959,866
Receivable for Fund shares sold	3,683,872
Interest receivable	10,298,358
Receivable for securities lending income	7,886
Prepaid expenses and other assets	25,004

Total assets	1,990,083,389

Liabilities
Dividends payable	1,587,790
Payable for securities purchased	131,930,553
Payable for Fund shares redeemed	4,748,385
Advisory fee payable	10,594
Distribution Plan expenses payable	18,399
Due to other related parties	14,369
Accrued expenses and other liabilities	349,478

Total liabilities	138,659,568

Net assets	$1,851,423,821

Net assets represented by
Paid-in capital	$2,172,807,688
Overdistributed net investment income	(1,776,249)
Accumulated net realized losses on investments	(318,555,587)
Net unrealized losses on investments	(1,052,031)

Total net assets	$1,851,423,821

Net assets consists of
Class A	$270,481,854
Class B	183,595,840
Class C	395,703,106
Class I	890,857,379
Class IS	110,785,642

Total net assets	$1,851,423,821

Shares outstanding (unlimited number of shares authorized)
Class A	29,568,932
Class B	20,071,498
Class C	43,259,428
Class I	97,391,113
Class IS	12,111,312

Net asset value per share
Class A	$9.15
Class A — Offering price (based on sales charge of 2.25%)	$9.36
Class B	$9.15
Class C	$9.15
Class I	$9.15
Class IS	$9.15

See Notes to Financial Statements

27

STATEMENT OF OPERATIONS

Year Ended June 30, 2008

Investment income
Interest	$123,246,920
Income from affiliate	74,488

Total investment income	123,321,408

Expenses
Advisory fee	4,550,776
Distribution Plan expenses
Class A	815,645
Class B	2,268,920
Class C	4,361,808
Class IS	297,074
Administrative services fee	2,160,554
Transfer agent fees	1,860,244
Trustees’ fees and expenses	47,963
Printing and postage expenses	123,928
Custodian and accounting fees	599,208
Registration and filing fees	63,818
Professional fees	97,914
Interest expense	5,474,196
Other	110,074

Total expenses	22,832,122
Less: Expense reductions	(35,050)
Expense reimbursements	(107,983)

Net expenses	22,689,089

Net investment income	100,632,319

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(4,215,015)
Futures contracts	(516,600)

Net realized losses on investments	(4,731,615)
Net change in unrealized gains or losses on investments	(4,178,714)

Net realized and unrealized gains or losses on investments	(8,910,329)

Net increase in net assets resulting from operations	$91,721,990

See Notes to Financial Statements

28

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2008		2007

Operations
Net investment income		$100,632,319		$123,005,103
Net realized losses on investments		(4,731,615)		(14,768,025)
Net change in unrealized gains or losses on investments		(4,178,714)		24,292,068

Net increase in net assets resulting from operations		91,721,990		132,529,146

Distributions to shareholders from
Net investment income
Class A		(13,827,829)		(16,869,533)
Class B		(9,428,721)		(12,922,255)
Class C		(18,083,366)		(22,966,221)
Class I		(56,712,601)		(69,741,414)
Class IS		(5,819,776)		(10,561,636)

Total distributions to shareholders		(103,872,293)		(133,061,059)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	6,957,683	64,196,259	7,574,489	70,162,344
Class B	896,714	8,287,425	442,324	4,114,399
Class C	2,333,868	21,503,880	1,598,624	14,845,168
Class I	23,388,871	215,914,147	20,822,090	193,227,611
Class IS	7,801,215	72,037,630	8,171,017	75,750,193

		381,939,341		358,099,715

Net asset value of shares issued in reinvestment of distributions
Class A	1,068,194	9,863,408	1,334,808	12,382,011
Class B	723,638	6,682,841	903,929	8,384,718
Class C	1,103,064	10,186,089	1,346,163	12,486,860
Class I	4,421,504	40,826,449	5,163,271	47,886,980
Class IS	311,429	2,874,081	606,608	5,630,736

		70,432,868		86,771,305

Automatic conversion of Class B shares to Class A shares
Class A	1,196,440	11,028,728	362,761	3,362,141
Class B	(1,196,440)	(11,028,728)	(362,761)	(3,362,141)

		0		0

Payment for shares redeemed
Class A	(13,417,727)	(123,848,420)	(28,177,822)	(261,539,553)
Class B	(10,138,857)	(93,599,468)	(14,645,059)	(135,826,560)
Class C	(14,201,762)	(131,093,612)	(28,736,793)	(266,626,022)
Class I	(78,240,645)	(721,571,111)	(45,963,956)	(426,500,616)
Class IS	(13,759,076)	(127,030,054)	(24,103,743)	(223,922,617)

		(1,197,142,665)		(1,314,415,368)

Net decrease in net assets resulting from capital share transactions		(744,770,456)		(869,544,348)

Total decrease in net assets		(756,920,759)		(870,076,261)

See Notes to Financial Statements

29

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended June 30,

	2008	2007

Net assets
Beginning of period	$2,608,344,580	$3,478,420,841

End of period	$1,851,423,821	$2,608,344,580

Overdistributed net investment income	$(1,776,249)	$(3,628,052)

See Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor

31

NOTES TO FINANCIAL STATEMENTS continued

to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned, including accrued interest. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which

32

NOTES TO FINANCIAL STATEMENTS continued

may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

h. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after June 30, 2004.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses. During the year ended June 30, 2008, the following amounts were reclassified:

Paid-in capital	$(1,077,373)
Overdistributed net investment income	5,091,777
Accumulated net realized losses on investments	(4,014,404)

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

33

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.21% and declining to 0.17% as average daily net assets increase. For the year ended June 30, 2008, the advisory fee was equivalent to 0.21% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $107,983.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for each of Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the year ended June 30, 2008, EIS received $26,507 from the sale of Class A shares and $40,826, $531,753 and $13,558 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

34

NOTES TO FINANCIAL STATEMENTS continued

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $902,714,886 and $1,292,807,308, respectively, for the year ended June 30, 2008.

During the year ended June 30, 2008, the Fund loaned securities to certain brokers and earned $44,826 in affiliated income relating to securities lending activity, which is included in income from affiliate on the Statement of Operations.

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $1,898,389,917. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,385,126 and $12,471,265, respectively, with a net unrealized depreciation of $4,086,139.

As of June 30, 2008, the Fund had $309,222,084 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2012	2013	2014	2015	2016

$426,146	$981,922	$10,210,807	$124,196,026	$95,791,789	$47,790,373	$11,283,743	$18,541,278

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2008, the Fund incurred and will elect to defer post-October losses of $6,299,395.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended June 30, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Capital Loss	Temporary
Unrealized	Carryovers and	Book/Tax
Depreciation	Post-October Losses	Differences

$4,086,139	$315,521,479	($1,776,249)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

35

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid were $103,872,293 and $133,061,059 of ordinary income for the years ended June 30, 2008 and June 30, 2007, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%. During the year ended June 30, 2008, the Fund had no borrowings under this agreement.

During the year ended June 30, 2008, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $123,571,016 with a weighted average interest rate of 4.43% and paid interest of $5,474,196 representing 0.25% of the Fund’s average daily net assets. The maximum amount outstanding under reverse repurchase agreements during the year ended June 30, 2008, was $338,416,092.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii)

36

NOTES TO FINANCIAL STATEMENTS continued

inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows.

37

NOTES TO FINANCIAL STATEMENTS continued

Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

38

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Adjustable Rate Fund, a series of the Evergreen Select Fixed Income Trust, as of June 30, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Adjustable Rate Fund as of June 30, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 29, 2008

39

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

40

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

566905 rv5 08/2008

Evergreen Short Intermediate Bond Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER COMMENTARY
8	ABOUT YOUR FUND’S EXPENSES
9	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
26	NOTES TO FINANCIAL STATEMENTS
36	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
37	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

August 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Annual Report for Evergreen Short Intermediate Bond Fund for the twelve-month period ended June 30, 2008 (the “period”).

Capital markets came under extreme pressure during the period. Investors confronted a variety of challenges, including deteriorating housing values in the United States, rapidly rising world oil prices and a crisis in credit markets. All these combined to raise fears that problems that began with subprime mortgages and the weakening housing market in the United States could cause a significant slowing of the U.S. economy and even spread overseas. In the domestic fixed income market, widespread credit problems dragged down the prices of virtually all types of securities carrying credit risk, most notably corporate bonds and asset-backed securities. High yield corporates performed particularly poorly. Treasuries and other high-quality securities held up well, although rising interest rates in the closing weeks of the period eroded some of the earlier price gains of longer-maturity bonds. In world bond markets, sovereign government securities in industrialized nations outperformed other groups, while emerging market debt and high yield corporate bonds underperformed. In the domestic equity market, valuations fell for shares of companies of all sizes. Financials stocks were particularly hard-hit, as many major institutions suffered steep losses from their exposure to the subprime mortgage market. Outside the United States, stocks in both industrial and emerging market nations slumped, reflecting concerns about the potentially contagious effects of problems in the United States.

During a volatile and challenging period in fixed income markets, the management teams of Evergreen’s short- and intermediate-term bond funds pursued strategies based on each fund’s objective, pursuing current income while seeking to contain risks in a changing investment environment.

Despite the heightened volatility in the equity and fixed income markets, the U.S. economy continued to defy expectations for recession. The nation’s real gross domestic product grew at an annual rate of 0.9% in the first quarter of 2008 before picking up to

LETTER TO SHAREHOLDERS continued

a 1.9% pace in the second quarter of 2008 with the help of the government’s fiscal and monetary stimulus. Benchmarks for corporate profits, employment and other key economic indicators, however, deteriorated. Problems in the credit markets, which first appeared in subprime mortgages, resulted in a drying up of loans for ordinary consumer and commercial activity, accentuating the weakening effects of declining home prices. In the face of these influences, the economy’s positive growth was sustained by strength in exports and government spending, plus aggressive monetary and federal policies. The Federal Reserve Board (the “Fed”) continued to loosen monetary policy over the period, cutting the key fed funds rate from 5.25% to 2.00% between August 2007 and April 2008. The central bank then held rates steady at its June 2008 meeting as it became increasingly concerned about inflationary pressures arising from higher energy and commodity prices. In the closing weeks of the period, worries grew about the financial strength of Fannie Mae and Freddie Mac, the largest purchasers and insurers of mortgages in the United States. As a result of these worries, the Fed took steps to make funds available to the two institutions, while Congress worked on comprehensive legislation to assist the housing industry and provide protection for the two giant mortgage institutions.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

LETTER TO SHAREHOLDERS continued

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer (CEO), Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

Notice to Shareholders:

Dennis Ferro, President and CEO of Evergreen Investments, will retire at the end of 2008 and Peter Cieszko, current President of Global Distribution, will succeed Mr. Ferro as President and CEO at that time. Additionally, David Germany has been named the new Chief Investment Officer (CIO). Please visit our Web site for additional information regarding these announcements.

FUND AT A GLANCE

as of June 30, 2008

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Managers:

Robert A. Calhoun, CFA; Parham M. Behrooz, CFA; Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2008.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

Average annual return*

1-year with sales charge	-4.54%	-4.92%	-3.99%	N/A	N/A

1-year w/o sales charge	-2.28%	-3.06%	-3.06%	-2.08%	-2.33%

5-year	0.98%	0.61%	0.61%	1.62%	1.37%

10-year	4.23%	3.95%	3.95%	4.58%	4.32%

Maximum sales charge	2.25%	2.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the fund’s Class I shares, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs a 12b-fee of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower. Historical performance shown for Class I prior to its inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2008, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned -2.28% for the twelve-month period ended June 30, 2008, excluding any applicable sales charges. During the same period, the LBIGCI returned 7.37%.

The fund’s objective is to seek to maximize total return through a combination of current income and capital growth.

The fiscal year witnessed a massive widening of the spreads—or yield differences—between Treasuries and all other sectors, with Treasuries far outperforming all other types of bonds. The fund had minimal exposure to Treasuries during the period, which negatively affected investment results relative to the LBIGCI. Over the twelve-month period, the fixed income markets were buffeted by concerns as problems that started with subprime mortgage market spread across the credit sectors. These problems caused a flight to quality and avoidance of any potential credit risk. Starting in the third quarter of 2007, the U.S. Federal Reserve Board (the “Fed”) began responding to the instability in the markets and the fear that the economy was weakening. The nation’s central bank lowered the influential U.S. fed funds rate, between September 2007 and April 2008, from 5.25% to 2.00%. The Fed also initiated a number of policy changes to make more money available to financial institutions for lending. Despite these steps, volatility remained quite high through the end of the period, as investors still worried about the possibility of a significant weakening of the economy at a time when inflationary pressures appeared to be rising because of significant increases in the prices of oil and other commodities.

Early in the fiscal year, as spreads between corporates and Treasuries started to rise in a general flight to quality, our underweighting of the corporate bond sector helped support performance. Our security selection among our corporate holdings also added to results, as several corporate investments performed well when confidence appeared to improve following the first rate cut by the Fed. In addition, our avoidance of the majority of the finance sector, which was most affected by subprime mortgage problems, also supported results. In the fourth quarter of 2007, we sought to take advantage of values in the corporate sector and added to our positions. This move, combined with good security selection, supported performance for the quarter. In the first quarter of 2008, the corporate sector experienced significant underperformance. While there was some recovery among corporates in the second quarter of 2008, overall our overweight to the sector over the first half of 2008 detracted from results.

Our exposure to the Commercial Mortgage-Backed Security (CMBS) sector hurt results significantly for the fiscal year. Starting in the third quarter of 2007, concerns grew over mortgages and the CMBS sector was one of the worst performers within the fixed income market. We had overweighted the sector to take advantage of the better credit performance and solid fundamental value relative to the residential mortgage sector, but the sector continued to underperform in a volatile market. Over the first quarter of 2008,

PORTFOLIO MANAGER COMMENTARY continued

the market was faced with fear and uncertainty that led all spread sectors to underperform similar duration Treasuries. Our positions in the CMBS sector, which we continued to overweight, continued to be a drag on performance during this quarter as non-government agency mortgage-backed securities, including CMBS, lagged significantly. In the second quarter of 2008, our overweight position in CMBS finally began to help relative performance when the CMBS sector outperformed similar duration Treasuries. Our investments in the Residential Mortgage-Backed Sector, however, held back results for this final three-month period because of continued declines in the housing market, uncertainty around credit ratings actions and liquidations from a variety of investors. Despite these disappointing results, we retained confidence in the underlying fundamentals of our investments, which we believed fell victim to widespread, indiscriminate selling pressures affecting all residential-linked investments.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$ 942.06	$3.91
Class B	$1,000.00	$ 938.30	$7.76
Class C	$1,000.00	$ 938.30	$7.76
Class I	$1,000.00	$ 943.00	$2.95
Class IS	$1,000.00	$ 941.82	$4.15
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,020.84	$4.07
Class B	$1,000.00	$1,016.86	$8.07
Class C	$1,000.00	$1,016.86	$8.07
Class I	$1,000.00	$1,021.83	$3.07
Class IS	$1,000.00	$1,020.59	$4.32

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.61% for Class B, 1.61% for Class C, 0.61% for Class I and 0.86% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS A	2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.90	$5.84	$6.11	$6.05	$6.33

Income from investment operations
Net investment income (loss)	0.29	0.26	0.24	0.23	0.22
Net realized and unrealized gains or losses on investments	(0.42)	0.06	(0.26)	0.07	(0.25)

Total from investment operations	(0.13)	0.32	(0.02)	0.30	(0.03)

Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.25)	(0.24)	(0.24)
Net realized gains	0	0	0	0	(0.01)
Tax basis return of capital	(0.15)[1]	(0.01)[1]	0	0	0

Total distributions to shareholders	(0.27)	(0.26)	(0.25)	(0.24)	(0.25)

Net asset value, end of period	$5.50	$5.90	$5.84	$6.11	$6.05

Total return[2]	(2.28)%	5.51%	(0.31)%	4.99%	(0.41)%

Ratios and supplemental data
Net assets, end of period (thousands)	$28,718	$56,384	$68,516	$83,691	$84,755
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%	0.79%	0.77%	0.73%	0.74%
Expenses excluding waivers/reimbursements and expense reductions	0.90%	0.89%	0.87%	0.88%	0.89%
Net investment income (loss)	4.80%	4.33%	4.03%	3.69%	3.62%
Portfolio turnover rate	191%	128%	113%	154%	149%

1	Tax basis return of capital per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS B	2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.90	$5.84	$6.11	$6.05	$6.33

Income from investment operations
Net investment income (loss)	0.24	0.21	0.20	0.17	0.17
Net realized and unrealized gains or losses on investments	(0.41)	0.06	(0.27)	0.08	(0.25)

Total from investment operations	(0.17)	0.27	(0.07)	0.25	(0.08)

Distributions to shareholders from
Net investment income	(0.08)	(0.20)	(0.20)	(0.19)	(0.19)
Net realized gains	0	0	0	0	(0.01)
Tax basis return of capital	(0.15)[1]	(0.01)[1]	0	0	0

Total distributions to shareholders	(0.23)	(0.21)	(0.20)	(0.19)	(0.20)

Net asset value, end of period	$5.50	$5.90	$5.84	$6.11	$6.05

Total return[2]	(3.06)%	4.67%	(1.15)%	4.11%	(1.27)%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,589	$5,133	$7,131	$10,343	$13,664
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%	1.59%	1.57%	1.58%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.61%	1.59%	1.57%	1.58%	1.59%
Net investment income (loss)	4.02%	3.55%	3.22%	2.83%	2.77%
Portfolio turnover rate	191%	128%	113%	154%	149%

1	Tax basis return of capital per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS C	2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.90	$5.84	$6.11	$6.05	$6.33

Income from investment operations
Net investment income (loss)	0.24	0.21	0.19	0.17	0.17
Net realized and unrealized gains or losses on investments	(0.41)	0.06	(0.26)	0.08	(0.25)

Total from investment operations	(0.17)	0.27	(0.07)	0.25	(0.08)

Distributions to shareholders from
Net investment income	(0.08)	(0.20)	(0.20)	(0.19)	(0.19)
Net realized gains	0	0	0	0	(0.01)
Tax basis return of capital	(0.15)[1]	(0.01)[1]	0	0	0

Total distributions to shareholders	(0.23)	(0.21)	(0.20)	(0.19)	(0.20)

Net asset value, end of period	$5.50	$5.90	$5.84	$6.11	$6.05

Total return[2]	(3.06)%	4.67%	(1.15)%	4.11%	(1.27)%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,974	$13,035	$16,659	$21,359	$30,311
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.61%	1.59%	1.58%	1.58%	1.59%
Expenses excluding waivers/reimbursements and expense reductions	1.61%	1.59%	1.58%	1.58%	1.59%
Net investment income (loss)	4.03%	3.55%	3.23%	2.83%	2.77%
Portfolio turnover rate	191%	128%	113%	154%	149%

1	Tax basis return of capital per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS I	2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.90	$5.84	$6.11	$6.05	$6.33

Income from investment operations
Net investment income (loss)	0.29	0.28	0.25	0.23	0.23
Net realized and unrealized gains or losses on investments	(0.40)	0.05	(0.26)	0.08	(0.25)

Total from investment operations	(0.11)	0.33	(0.01)	0.31	(0.02)

Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.26)	(0.25)	(0.25)
Net realized gains	0	0	0	0	(0.01)
Tax basis return of capital	(0.15)[1]	(0.01)[1]	0	0	0

Total distributions to shareholders	(0.29)	(0.27)	(0.26)	(0.25)	(0.26)

Net asset value, end of period	$5.50	$5.90	$5.84	$6.11	$6.05

Total return	(2.08)%	5.71%	(0.16)%	5.15%	(0.27)%

Ratios and supplemental data
Net assets, end of period (thousands)	$465,547	$715,849	$986,859	$1,197,647	$1,150,215
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%	0.59%	0.57%	0.58%	0.59%
Expenses excluding waivers/reimbursements and expense reductions	0.61%	0.59%	0.57%	0.58%	0.59%
Net investment income (loss)	5.01%	4.53%	4.23%	3.84%	3.76%
Portfolio turnover rate	191%	128%	113%	154%	149%

1	Tax basis return of capital per share is based on average shares outstanding during the period.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended June 30,

CLASS IS	2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.90	$5.84	$6.11	$6.05	$6.33

Income from investment operations
Net investment income (loss)	0.28	0.27	0.24	0.22	0.21
Net realized and unrealized gains or losses on investments	(0.41)	0.06	(0.26)	0.07	(0.24)

Total from investment operations	(0.13)	0.33	(0.02)	0.29	(0.03)

Distributions to shareholders from
Net investment income	(0.12)	(0.26)	(0.25)	(0.23)	(0.24)
Net realized gains	0	0	0	0	(0.01)
Tax basis return of capital	(0.15)[1]	(0.01)[1]	0	0	0

Total distributions to shareholders	(0.27)	(0.27)	(0.25)	(0.23)	(0.25)

Net asset value, end of period	$5.50	$5.90	$5.84	$6.11	$6.05

Total return	(2.33)%	5.45%	(0.39)%	4.89%	(0.52)%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,005	$12,898	$15,562	$23,793	$17,507
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%	0.84%	0.83%	0.83%	0.84%
Expenses excluding waivers/reimbursements and expense reductions	0.86%	0.84%	0.83%	0.83%	0.84%
Net investment income (loss)	4.78%	4.31%	3.99%	3.61%	3.44%
Portfolio turnover rate	191%	128%	113%	154%	149%

1	Tax basis return of capital per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2008

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.9%
FIXED-RATE 7.4%
FHLMC:
6.98%, 10/01/2020 ##	$15,198,525	$16,064,232
7.30%, 12/01/2012 ##	1,934,471	2,061,663
FNMA:
5.97%, 11/01/2011	80,214	82,746
6.11%, 02/01/2012	127,220	132,160
6.20%, 05/01/2011	132,173	137,287
6.50%, 07/01/2011	2,388,214	2,488,887
6.79%, 07/01/2009	22,215	22,540
6.91%, 07/01/2009 ##	8,956,766	9,093,882
7.01%, 12/01/2010 ##	4,073,983	4,258,617
7.09%, 07/01/2009 ##	3,650,827	3,711,413

		38,053,427

FLOATING-RATE 0.5%
FNMA:
6.13%, 12/01/2008	19,575	19,653
7.04%, 12/01/2010	2,579,851	2,688,620

		2,708,273

Total Agency Commercial Mortgage-Backed Securities (cost $43,098,035)		40,761,700

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
OBLIGATIONS 0.0%
FIXED-RATE 0.0%
FNMA, Ser. 2003-129, Class PW, 4.50%, 07/25/2033	85,000	85,153

FLOATING-RATE 0.0%
FHLMC, Ser. 1935, Class FL, 3.20%, 02/15/2027	22,183	22,197

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $105,085)		107,350

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 7.6%
FIXED-RATE 7.6%
FHLMC 30 year, 5.00%, TBA #	20,145,000	19,304,571
FNMA:
4.10%, 07/01/2013	125,171	120,498
4.64%, 03/01/2013	91,890	90,626
5.00%, 10/01/2020	65,699	65,298
5.77%, 06/01/2013	171,059	175,892
6.13%, 10/01/2008	60,050	59,928
6.28%, 02/01/2011	1,513,117	1,564,293
6.50%, 07/01/2017-08/01/2017	1,768,800	1,845,503
FNMA 15 year, 4.50%, TBA #	15,470,000	14,923,723
GNMA, 8.05%, 06/15/2019-10/15/2020	799,777	868,405
GNMA 30 year, 5.50%, TBA #	175,000	174,152

		39,192,889

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 0.0%
FNMA, 4.53%, 06/01/2017	$9,057	$9,017

Total Agency Mortgage-Backed Pass Through Securities (cost $38,949,993)		39,201,906

ASSET-BACKED SECURITIES 4.3%
Credit Suisse Mtge. Capital Cert., Ser. 2007-03, Class 1A3A, 5.75%, 04/25/2037	5,640,000	4,046,305
CSAB Mtge. Backed Trust, Ser. 2006-02, Class A3A, 5.80%, 09/25/2036	5,255,000	4,108,464
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	35,000	31,656
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	60,000	40,559
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	5,625,000	4,318,205
Lehman XS Trust:
Ser. 2005-01, Class 3A3A, 5.11%, 07/25/2035	65,000	41,017
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	95,000	80,420
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	105,000	67,102
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	60,000	48,047
Nomura Asset Acceptance Corp.:
Ser. 2006-AF1, Class 1A3, 6.41%, 05/25/2036	6,741,000	4,403,289
Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	120,000	100,062
Structured Asset Securities Corp., Ser. 2004-9XS, Class 1A4A, 5.56%, 05/25/2034	5,706,766	4,971,392

Total Asset-Backed Securities (cost $29,472,698)		22,256,518

COMMERCIAL MORTGAGE-BACKED SECURITIES 19.0%
FIXED-RATE 16.6%
American Home Mtge. Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	25,000	18,431
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	8,950,000	8,551,173
Ser. 2004-06, Class A5, 4.81%, 12/10/2042	5,095,000	4,847,468
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.49%, 06/10/2039	105,000	105,256
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	986,201	983,364
GMAC Comml. Mtge. Securities, Inc., Ser. 2003-C3, Class A4, 5.02%, 04/10/2040	12,725,000	12,358,379
Goldman Sachs Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	2,600,000	2,491,568
Greenwich Capital Comml. Funding Corp., Ser. 2007-GG09, Class A4, 5.44%, 03/10/2039	8,810,000	8,226,792
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,259,210
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	10,295,000	9,619,636
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	2,094,542	2,078,412

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.55%, 06/12/2041	$10,000,000	$9,893,493
Ser. 2004-PNC1, Class A1, 2.80%, 06/12/2041	29,160	29,031
Ser. 2007-CB19, Class AM, 5.75%, 02/12/2049	7,220,000	6,597,821
LB-UBS Comml. Mtge. Trust, Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	180,000	172,771
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	4,440,000	4,351,386
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	5,630,000	5,249,751
Morgan Stanley Capital I, Inc., Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	90,000	86,505
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A1, 3.40%, 07/15/2041	1,878,999	1,867,437

		85,787,884

FLOATING-RATE 2.4%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2002, Class E, 7.10%, 10/15/2036 144A	5,000,000	4,589,751
Citigroup Comml. Mtge. Trust, Ser. 2006-C4, Class AJ, 5.72%, 03/15/2049	1,010,000	844,990
Morgan Stanley Capital I, Inc.:
Ser. 2004-IQ7, Class A4, 5.41%, 06/15/2038	175,000	172,444
Ser. 2007-IQ15, Class A4, 5.88%, 06/11/2049	85,000	81,970
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.24%, 07/15/2033 144A	7,000,000	6,472,535
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.23%, 07/15/2041	70,000	68,700

		12,230,390

Total Commercial Mortgage-Backed Securities (cost $103,298,387)		98,018,274

CORPORATE BONDS 42.4%
CONSUMER DISCRETIONARY 8.0%
Automobiles 0.2%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,250,000	1,323,835

Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp., 5.80%, 10/15/2017 ρ	2,500,000	2,556,455

Media 3.6%
Comcast Corp., 6.75%, 01/30/2011	8,225,000	8,525,920
Time Warner, Inc., 6.875%, 05/01/2012	10,000,000	10,239,030

		18,764,950

Multi-line Retail 1.7%
Federated Retail Holdings, Inc., 5.90%, 12/01/2016	2,200,000	1,914,158
Macy’s, Inc., 7.45%, 09/15/2011	6,680,000	6,669,359

		8,583,517

Specialty Retail 2.0%
Home Depot, Inc., 5.40%, 03/01/2016	5,620,000	5,168,461
Lowe’s Companies, Inc., 5.40%, 10/15/2016 ρ	5,280,000	5,206,143

		10,374,604

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 2.6%
Beverages 0.5%
Pepsico, Inc., 5.00%, 06/01/2018	$2,750,000	$2,688,241

Food Products 2.1%
General Mills, Inc., 6.00%, 02/15/2012	6,235,000	6,416,445
Kraft Foods, Inc., 6.125%, 08/23/2018	4,300,000	4,171,941

		10,588,386

FINANCIALS 22.5%
Capital Markets 8.5%
Bank of New York Mellon Corp., 7.30%, 12/01/2009	5,000,000	5,167,890
Eaton Vance Corp., 6.50%, 10/02/2017	2,850,000	2,880,079
Goldman Sachs Group, Inc., 5.30%, 02/14/2012	5,085,000	5,122,059
Legg Mason, Inc., 6.75%, 07/02/2008	10,015,000	10,015,000
Lehman Brothers Holdings, Inc., 5.625%, 01/24/2013	5,900,000	5,589,866
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	5,500,000	5,387,762
Morgan Stanley:
5.625%, 01/09/2012	7,750,000	7,761,865
5.95%, 12/28/2017	2,000,000	1,818,792
Northern Trust Corp., 7.10%, 08/01/2009	50,000	51,019

		43,794,332

Commercial Banks 4.4%
Fifth Third Bancorp, 6.25%, 05/01/2013	3,000,000	2,748,711
Firstar Bank, 7.125%, 12/01/2009	95,000	98,600
National City Corp.:
4.50%, 03/15/2010	5,250,000	4,840,196
6.20%, 12/15/2011	2,675,000	2,344,290
PNC Financial Services Group, Inc., 5.50%, 09/28/2012	4,000,000	3,949,588
SunTrust Banks, Inc., 5.25%, 11/05/2012 ρ	7,000,000	6,850,711
Wells Fargo Capital XIII, FRN, 7.70%, 12/29/2049	2,200,000	2,189,035

		23,021,131

Consumer Finance 3.2%
American Water Capital Corp., 6.09%, 10/15/2017	2,600,000	2,498,265
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/2013	3,000,000	2,999,172
HSBC Finance Corp.:
4.625%, 09/15/2010	5,000,000	4,960,965
5.70%, 06/01/2011	6,000,000	6,052,110

		16,510,512

Diversified Financial Services 1.9%
Citigroup, Inc.:
5.50%, 08/27/2012	5,000,000	4,935,070
FRN, 8.40%, 04/29/2049	2,850,000	2,712,801
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	2,200,000	2,068,946

		9,716,817

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 2.1%
Genworth Financial, Inc., 4.75%, 06/15/2009	$6,020,000	$5,990,646
MetLife, Inc., 5.00%, 06/15/2015	5,100,000	4,961,933
Nationwide Financial Services, Inc., 5.90%, 07/01/2012	75,000	74,618

		11,027,197

Real Estate Investment Trusts 1.3%
BRE Properties, Inc., 5.50%, 03/15/2017	3,000,000	2,647,653
ERP Operating, LP, 5.75%, 06/15/2017	4,300,000	3,975,793

		6,623,446

Thrifts & Mortgage Finance 1.1%
Washington Mutual, Inc., 5.00%, 03/22/2012	7,060,000	5,628,905

HEALTH CARE 2.6%
Biotechnology 1.5%
Amgen, Inc., 5.85%, 06/01/2017	8,000,000	7,893,224

Health Care Providers & Services 0.7%
WellPoint, Inc., 5.875%, 06/15/2017	4,000,000	3,872,948

Pharmaceuticals 0.4%
Abbott Laboratories, 5.875%, 05/15/2016	1,800,000	1,854,848

INDUSTRIALS 0.8%
Road & Rail 0.8%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	4,125,000	4,245,140

MATERIALS 0.5%
Metals & Mining 0.5%
Rio Tinto plc, 5.875%, 07/15/2013	2,650,000	2,667,564

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc., 5.875%, 01/17/2012	8,555,000	8,681,058

Wireless Telecommunication Services 1.9%
AT&T Wireless, 8.125%, 05/01/2012	5,825,000	6,385,377
Sprint Nextel Corp., 6.00%, 12/01/2016	3,900,000	3,359,292

		9,744,669

UTILITIES 1.8%
Electric Utilities 1.8%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,730,000	9,166,736

Total Corporate Bonds (cost $225,219,564)		219,328,515

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 3.875%, 05/15/2018 ρ (cost $480,329)	485,000	481,098

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.3%
FIXED-RATE 2.8%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	$7,800,000	$7,425,904
Washington Mutual, Inc., Ser. 2005-AR12, Class 1A4, 4.83%, 10/25/2035	7,255,000	7,030,872

		14,456,776

FLOATING-RATE 0.5%
Washington Mutual, Inc., Ser. 2006-OA3, Class 4AB, 4.56%, 04/25/2047	3,885,264	2,417,101

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $18,647,930)		16,873,877

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 15.0%
FIXED-RATE 6.8%
Countrywide Alternative Loan Trust, Inc., Ser. 2005-50CB, Class 1A1, 5.50%, 11/25/2035	121,880	109,966
GSAA Home Equity Trust, Ser. 2007-10, Class A2A, 6.50%, 11/26/2037	5,152,207	4,298,898
HSI Asset Loan Obligation Trust:
Ser. 2007-AR1, Class 11A1, 6.14%, 01/25/2037	4,866,856	4,209,325
Ser. 2007-AR2, Class 2A1, 6.00%, 09/25/2037	9,110,561	7,542,954
IndyMac INDX Mtge. Loan Trust:
Ser. 2006-AR11, Class 3A1, 5.82%, 06/25/2036	8,090,957	6,262,620
Ser. 2007-AR7, Class 2A1, 5.81%, 06/25/2037	7,658,775	5,743,739
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	7,366,613	6,951,435

		35,118,937

FLOATING-RATE 8.2%
American Home Mtge. Assets, Ser. 2006-2, Class 1A1, 4.75%, 09/25/2046	761,610	564,764
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.81%, 08/25/2047	4,935,112	4,525,265
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 4.63%, 03/25/2047	7,381,498	5,115,600
Countrywide Home Loans:
Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	6,834,634	6,551,227
Ser. 2007-HYB2, Class 3A1, 5.45%, 02/25/2047	7,218,109	5,369,657
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 4.56%, 04/25/2047	2,773,196	2,086,026
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 6.22%, 02/20/2021	156,087	155,807
Fund America Investors Corp., Ser. 1993-A, Class A5, 5.49%, 06/25/2023	603,491	602,525
Perpetual Savings Bank, Ser. 1990-1, Class 1, 6.55%, 04/01/2020	683,976	680,740
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.71%, 04/25/2037	6,239,857	5,583,944
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR02, Class A1A, 4.73%, 04/25/2046	5,988,420	4,303,818

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR03, Class A1A, 4.76%, 05/25/2046	$3,169,440	$2,288,621
Ser. 2007-OA5, Class 1A1B, 4.54%, 06/25/2047	7,378,680	4,732,464

		42,560,458

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $95,533,556)		77,679,395

YANKEE OBLIGATIONS – CORPORATE 3.8%
HEALTH CARE 1.6%
Health Care Equipment & Supplies 0.8%
Covidien, Ltd., 5.45%, 10/15/2012	4,000,000	4,058,916

Pharmaceuticals 0.8%
AstraZeneca plc, 5.40%, 09/15/2012 ρ	4,000,000	4,094,436

		8,153,352

MATERIALS 0.6%
Metals & Mining 0.6%
ArcelorMittal SA, 5.375%, 06/01/2013 144A	3,450,000	3,400,772

TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
Vodafone Group plc, 7.75%, 02/15/2010	7,845,000	8,200,881

Total Yankee Obligations – Corporate (cost $19,543,449)		19,755,005

	Shares	Value

PREFERRED STOCKS 0.7%
FINANCIALS 0.7%
Thrifts & Mortgage Finance 0.7%
Fannie Mae, Ser. S, 8.25% ρ	68,000	1,560,600
Freddie Mac, Ser. Z, 8.375% ρ	90,000	2,187,000

Total Preferred Stocks (cost $3,950,000)		3,747,600

CLOSED END MUTUAL FUND SHARES 2.5%
BlackRock Income Opportunity Trust ρ	80,849	789,086
MFS Charter Income Trust	202,400	1,667,776
MFS Intermediate Income Trust	426,600	2,661,984
MFS Multimarket Income Trust	323,942	1,846,470
Putnam Master Intermediate Income Trust	120,107	725,446
Putnam Premier Income Trust	452,047	2,721,323
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	202,793	2,488,270

Total Closed End Mutual Fund Shares (cost $12,733,482)		12,900,355

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2008

	Principal Amount	Value

SHORT-TERM INVESTMENTS 4.1%
CORPORATE BONDS 1.8%
Commercial Banks 0.8%
First Tennessee Bank, FRN, 2.50%, 08/15/2008 ρρ	$4,300,000	$4,299,015

Insurance 1.0%
Metropolitan Life Global Funding, FRN, 2.48%, 08/21/2008 ρρ	5,000,000	4,999,095

	Shares	Value

MUTUAL FUND SHARES 2.3%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ	11,787,812	11,787,812

Total Short-Term Investments (cost $21,087,812)		21,085,922

Total Investments (cost $612,120,320) 110.7%		572,197,515
Other Assets and Liabilities (10.7%)		(55,364,373)

Net Assets 100.0%		$516,833,142

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
TBA	To Be Announced

The following table shows the percent of total investments (excluding equity securities and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2008 (unaudited):

AAA	52.5%
AA	9.0%
A	24.0%
BBB	13.9%
BB	0.6%

100.0%

The following table shows the percent of total investments (excluding equity securities and collateral from securities on loan) based on effective maturity as of June 30, 2008 (unaudited):

Less than 1 year	4.1%
1 to 3 year(s)	15.0%
3 to 5 years	27.2%
5 to 10 years	45.5%
10 to 20 years	8.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008

Assets
Investments in securities, at value (cost $600,332,508) including $14,072,267 of securities loaned	$560,409,703
Investments in affiliated money market fund, at value (cost $11,787,812)	11,787,812

Total investments	572,197,515
Receivable for securities sold	14,888,325
Receivable for Fund shares sold	176,975
Dividends and interest receivable	5,367,018
Receivable for securities lending income	6,035
Unrealized gains on credit default swap transactions	270,462
Prepaid expenses and other assets	6,544

Total assets	592,912,874

Liabilities
Dividends payable	1,310,498
Payable for securities purchased	49,244,688
Payable for Fund shares redeemed	2,927,356
Unrealized losses on total return swap transactions	2,778,446
Unrealized losses on credit default swap transactions	2,799,774
Premiums received on credit default swap transactions	2,516,632
Payable for securities on loan	14,377,261
Advisory fee payable	5,234
Due to other related parties	3,407
Accrued expenses and other liabilities	116,436

Total liabilities	76,079,732

Net assets	$516,833,142

Net assets represented by
Paid-in capital	$576,909,548
Undistributed net investment income	3,926,771
Accumulated net realized losses on investments	(18,772,614)
Net unrealized losses on investments	(45,230,563)

Total net assets	$516,833,142

Net assets consists of
Class A	$28,717,996
Class B	3,588,659
Class C	9,973,949
Class I	465,547,159
Class IS	9,005,379

Total net assets	$516,833,142

Shares outstanding (unlimited number of shares authorized)
Class A	5,224,038
Class B	652,758
Class C	1,814,455
Class I	84,686,721
Class IS	1,638,061

Net asset value per share
Class A	$5.50
Class A — Offering price (based on sales charge of 2.25%)	$5.63
Class B	$5.50
Class C	$5.50
Class I	$5.50
Class IS	$5.50

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2008

Investment income
Interest (net of foreign withholding taxes of $173)	$35,489,009
Dividends	1,171,447
Income from affiliate	672,289
Securities lending	61,905

Total investment income	37,394,650

Expenses
Advisory fee	2,680,896
Distribution Plan expenses
Class A	139,093
Class B	45,912
Class C	111,065
Class IS	27,483
Administrative services fee	664,118
Transfer agent fees	302,228
Trustees’ fees and expenses	14,427
Printing and postage expenses	47,758
Custodian and accounting fees	210,884
Registration and filing fees	60,637
Professional fees	47,673
Interest expense	7,204
Other	19,332

Total expenses	4,378,710
Less: Expense reductions	(16,633)
Expense reimbursements	(43,857)

Net expenses	4,318,220

Net investment income	33,076,430

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(1,548,007)
Credit default swap transactions	(358,754)
Total return swap transactions	(12,149,930)

Net realized losses on investments	(14,056,691)
Net change in unrealized gains or losses on investments	(29,356,101)

Net realized and unrealized gains or losses on investments	(43,412,792)

Net decrease in net assets resulting from operations	$(10,336,362)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2008		2007

Operations
Net investment income		$33,076,430		$44,219,294
Net realized losses on investments		(14,056,691)		(676,319)
Net change in unrealized gains or losses on investments		(29,356,101)		14,520,894

Net increase (decrease) in net assets resulting from operations		(10,336,362)		58,063,869

Distributions to shareholders from
Net investment income
Class A		(1,012,430)		(2,667,548)
Class B		(63,069)		(207,252)
Class C		(153,088)		(479,593)
Class I		(13,941,989)		(38,409,749)
Class IS		(233,817)		(582,823)
Tax basis return of capital
Class A		(1,186,663)		(135,348)
Class B		(114,926)		(13,028)
Class C		(278,392)		(30,178)
Class I		(14,805,961)		(1,862,450)
Class IS		(275,184)		(29,908)

Total distributions to shareholders		(32,065,519)		(44,417,877)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	905,982	5,322,286	1,290,112	7,673,227
Class B	180,576	1,043,580	126,644	750,085
Class C	200,951	1,156,015	181,713	1,080,174
Class I	10,615,759	62,370,061	22,281,712	132,389,608
Class IS	351,624	2,090,910	715,784	4,247,165

		71,982,852		146,140,259

Net asset value of shares issued in reinvestment of distributions
Class A	310,159	1,812,790	399,893	2,379,695
Class B	20,975	121,925	25,308	150,584
Class C	50,245	291,833	56,299	335,004
Class I	1,999,089	11,618,741	2,014,805	11,991,665
Class IS	55,643	323,572	65,133	387,597

		14,168,861		15,244,545

Automatic conversion of Class B shares to Class A shares
Class A	88,725	506,888	64,966	384,581
Class B	(88,725)	(506,888)	(64,966)	(384,581)

		0		0

Payment for shares redeemed
Class A	(5,634,842)	(31,753,127)	(3,928,323)	(23,407,834)
Class B	(329,883)	(1,901,467)	(437,623)	(2,596,759)
Class C	(645,570)	(3,773,978)	(880,372)	(5,224,321)
Class I	(49,232,496)	(287,192,083)	(71,898,990)	(427,740,849)
Class IS	(954,776)	(5,595,348)	(1,258,764)	(7,487,656)

		(330,216,003)		(466,457,419)

Net decrease in net assets resulting from capital share transactions		(244,064,290)		(305,072,615)

Total decrease in net assets		(286,466,171)		(291,426,623)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended June 30,

	2008	2007

Net assets
Beginning of period	$803,299,313	$1,094,725,936

End of period	$516,833,142	$803,299,313

Undistributed/(overdistributed) net investment income	$3,926,771	$(1,865,608)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

NOTES TO FINANCIAL STATEMENTS continued

f. Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

g. Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already

NOTES TO FINANCIAL STATEMENTS continued

been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. The Fund’s income and excise tax returns and all financial records supporting those returns are subject to examination by the federal, Massachusetts and Delaware revenue authorities for all taxable years beginning after June 30, 2004.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers and swap contracts. During the year ended June 30, 2008, the following amounts were reclassified:

Paid-in capital	$(1,742,733)
Undistributed net investment income	(11,879,658)
Accumulated net realized losses on investments	13,622,391

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the year ended June 30, 2008, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended June 30, 2008,

NOTES TO FINANCIAL STATEMENTS continued

EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $43,857.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for each of Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the year ended June 30, 2008, EIS received $1,623 from the sale of Class A shares and $6,279, $11,717 and $92 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended June 30, 2008:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$575,798,138	$729,606,644	$781,998,981	$695,323,426

NOTES TO FINANCIAL STATEMENTS continued

During the year ended June 30, 2008 the Fund loaned securities to certain brokers and earned $14,295 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At June 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $14,072,267 and $14,377,261, respectively.

At June 30, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

09/20/2008	Citibank	Goldman Sachs,	$1,500,000	0.70%	Quarterly	$(1,316)
		6.60%, 01/01/2012
09/20/2008	Citibank	Lehman Brothers,	1,500,000	1.00%	Quarterly	(11,374)
		6.625%, 01/18/2012
09/20/2008	JPMorgan	Merrill Lynch,	1,500,000	0.80%	Quarterly	(7,540)
		5.00%, 01/15/2015
09/20/2008	JPMorgan	Lehman Brothers,	1,500,000	1.25%	Quarterly	(10,389)
		6.625%, 01/18/2012
12/20/2008	Goldman Sachs	Lehman Brothers,	1,500,000	0.85%	Quarterly	(11,965)
		6.625%, 01/18/2012
12/20/2008	Lehman Brothers	Morgan Stanley,	1,500,000	1.15%	Quarterly	(9,758)
		6.60%, 04/01/2012
03/20/2009	Citibank	AIG,	2,000,000	1.55%	Quarterly	(10,202)
		6.25%, 05/01/2036
03/20/2009	Goldman Sachs	Morgan Stanley,	1,500,000	1.75%	Quarterly	(8,138)
		6.60%, 04/01/2012
09/20/2010	Goldman Sachs	Duke Realty Ltd.,	1,500,000	0.75%	Quarterly	(54,188)
		5.40%, 08/15/2014
06/20/2012	Lehman Brothers	J.C. Penny Co., Inc.,	4,000,000	0.445%	Quarterly	(185,087)
		8.00%, 03/01/2010
06/20/2012	Morgan Stanley	PG&E Corp.,	10,000,000	0.24%	Quarterly	(221,326)
		4.80%, 03/01/2014
06/20/2012	Morgan Stanley	Dow Jones CDX	3,000,000	0.35%	Quarterly	(111,234)
		North America
		Investment Grade 8 Index
09/20/2012	Morgan Stanley	Duke Realty Ltd.,	1,500,000	0.90%	Quarterly	(86,642)
		5.40%, 08/15/2014
12/13/2049	Goldman Sachs	Markit CMBX	800,000	0.27%	Quarterly	(157,555)
		North America
		AA.3 Index
12/13/2049	Morgan Stanley	Markit CMBX	600,000	0.27%	Quarterly	(137,738)
		North America
		AA.3 Index
12/13/2049	Lehman Brothers	Markit CMBX	4,900,000	1.47%	Quarterly	214,165
		North America
		AJ.3 Index
02/15/2051	Goldman Sachs	Markit CMBX	3,000,000	1.75%	Quarterly	(122,950)
		North America
		AA.5 Index

NOTES TO FINANCIAL STATEMENTS continued

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

02/17/2051	Goldman	Markit CMBX	$6,400,000	1.65%	Quarterly	$(1,314,381)
	Sachs	North America
		AA.4 Index
02/17/2051	Lehman	Markit CMBX	2,300,000	1.65%	Quarterly	(337,991)
	Brothers	North America
		AA.4 Index

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

06/20/2012	Citibank	Borg Warner,	$2,000,000	0.255%	Quarterly	$28,890
		6.50%, 02/15/2009
09/20/2012	Goldman	PPG Industries, Inc.,	1,500,000	0.22%	Quarterly	27,407
	Sachs	7.05%, 09/20/2012

At June 30, 2008, the Fund had the following total return swap contracts outstanding:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain (Loss)

08/01/2008	$13,000,000	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	$(511,237)
09/01/2008	8,000,000	Agreement dated 03/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index plus 125 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(306,552)
09/01/2008	15,000,000	Agreement dated 03/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index plus 100 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(577,805)
11/01/2008	24,000,000	Agreement dated 11/01/2007 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index minus 15 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(946,722)
02/01/2009	11,000,000	Agreement dated 02/01/2008 to receive the spread return on the Lehman Brothers CMBS AAA 8.5+yr Index minus 40 basis points multiplied by the notional amount and to pay the negative spread return.	Lehman Brothers	(436,130)

On June 30, 2008, the aggregate cost of securities for federal income tax purposes was $612,204,344. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,306,226 and $42,313,055, respectively, with a net unrealized depreciation of $40,006,829.

NOTES TO FINANCIAL STATEMENTS continued

As of June 30, 2008, the Fund had $15,912,549 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2013	2014	2015

$959,410	$830,422	$4,490,699	$9,632,018

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2008, the Fund incurred and will elect to defer post-October losses of $2,776,041.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended June 30, 2008, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

	Capital Loss	Temporary
Unrealized	Carryovers and	Book/Tax
Depreciation	Post-October Losses	Differences

$40,006,829	$18,688,590	$(1,380,987)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and swap contracts. The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.

The tax character of distributions paid was as follows:

	Year Ended June 30,

	2008	2007

Ordinary Income	$15,404,393	$42,346,965
Return of Capital	16,661,126	2,070,912

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% on the unused balance, which is allocated pro rata. Prior to June 27, 2008, the annual commitment fee was 0.08%.

During the year ended June 30, 2008, the Fund had average borrowings outstanding of $162,608 at an average rate of 4.43% and paid interest of $7,204.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS continued

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders

Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short Intermediate Bond Fund, a series of the Evergreen Select Fixed Income Trust, as of June 30, 2008 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short Intermediate Bond Fund as of June 30, 2008, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 29, 2008

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 1.17% of ordinary income dividends paid during the fiscal year ended June 30, 2008 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended June 30, 2008, the Fund designates 1.21% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2008 year-end tax information will be reported on your 2008 Form 1099-DIV, which shall be provided to you in early 2009.

The Fund paid total distributions of $32,065,519 during the year ended June 30, 2008 of which 48.04% was from ordinary taxable income and 51.96% was from a non-taxable return of capital. Shareholders of the Fund will receive in early 2009 a Form 1099-DIV that will inform them of the tax character of this distribution as well as all other distributions made by the Fund in calendar year 2008.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Kasey Phillips[4] Treasurer DOB: 12/12/1970 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566904 rv5 08/2008

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant’s Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the two series of the Registrant’s annual financial statements for the fiscal years ended June 30, 2008 and June 30, 2007, and fees billed for other services rendered by KPMG LLP.

	2008	2007

Audit fees
Audit-related fees
Tax fees (1)
Non-audit fees (2)
All other fees

Total fees

(1)	Tax fees consists of fees for tax consultation, tax compliance and tax review.
(1)

Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds

Evergreen Income Advantage Fund

Evergreen Multi-Sector Fund

Evergreen Utilities and High Income Fund

Evergreen International Balanced Income Fund

Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”),

which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust
By:

Dennis H. Ferro Principal Executive Officer

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro Principal Executive Officer

Date: August 29, 2008

By:

Kasey Phillips Principal Financial Officer

Date: August 28, 2008